Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000009519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class Y)
Accumulated Value		$ 5,000,000		$ 6,023,099	$ 7,022,400	$ 6,971,569	$ 6,933,541	$ 9,774,729	$ 8,055,687	$ 9,937,569	$ 11,914,084	$ 13,472,087	$ 17,623,721
C000009520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class R)
Accumulated Value		500,000		598,939	694,467	685,854	678,608	951,426	779,941	958,077	1,142,250	1,284,595	1,671,930
C000009518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class C) — With CDSC
Accumulated Value	[1]	10,000		11,918	13,753	13,512	13,300	18,552	15,129	18,462	21,892	24,691	32,230
C000009516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Davis New York Venture Fund (Class A) — With sales charge
Accumulated Value	[2]	9,525		11,441	13,301	13,174	13,071	18,382	15,115	18,597	22,240	25,083	32,741
Standard And Poor s 500 C000009519 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,802,000	6,744,245	7,283,110	8,154,170	11,126,365	10,610,102	11,991,537	14,647,662	17,039,625	20,373,255
Standard And Poor s 500 C000009520 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000		580,200	674,424	728,311	815,417	1,112,636	1,061,010	1,199,154	1,464,766	1,703,963	2,037,325
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value		10,000		11,604	13,488	14,566	16,308	22,253	21,220	23,983	29,295	34,079	40,747
Russell 1000 Value C000009519 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000		5,688,149	6,230,801	6,554,654	6,160,633	8,583,237	8,460,625	9,161,306	10,517,131	11,441,911	15,010,880
Russell 1000 Value C000009520 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000		568,815	623,080	655,465	616,063	858,324	846,063	916,131	1,051,713	1,144,191	1,501,088
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Accumulated Value		$ 10,000		$ 11,376	$ 12,462	$ 13,109	$ 12,321	$ 17,166	$ 16,921	$ 18,323	$ 21,034	$ 22,884	$ 30,022

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Reflects 4.75% front-end sales charge.